                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

               Investment Company Act file number      811-21624

            USAllianz Variable Insurance Products Fund of Funds Trust
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                5701 Golden Hills Dr., Minneapolis, MN 55416-1297
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        BISYS Fund Services, Inc., 3435 Stelzer Rd., Columbus, OH 43219
     ----------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                 USAZ(R) FUSION
                                 BALANCED FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2005

                                                                 USALLIANZ FUNDS

                               TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                   Expense Examples and Portfolio Composition
                                     Page 3

                       Schedule of Portfolio Investments
                                     Page 5

                      Statement of Assets and Liabilities
                                     Page 6

                            Statement of Operations
                                     Page 7

                       Statement of Changes in Net Assets
                                     Page 8

                              Financial Highlights
                                     Page 9

                       Notes to the Financial Statements
                                     Page 10

            Report of Independent Registered Public Accounting Firm
                                     Page 13

                   Approval of Investment Advisory Agreement
                                     Page 14

                    Information about Trustees and Officers
                                     Page 17

                               Other Information
                                     Page 18

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) FUSION BALANCED FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ(R) Fusion Balanced Fund.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE FROM ITS INCEPTION ON APRIL 29, 2005 TO THE PERIOD ENDED ON DECEMBER 31, 2005?

For the period from its inception on April 29, 2005 to the period ended on December 31, 2005 the USAZ(R) Fusion Balanced Fund gained 7.30%. That compared to a 5.41% return for its benchmark, a composite index composed of equal weightings of the S&P 500 Stock Index(1) and the Lehman Brothers Aggregate Bond Index(1). The Fund generates broad diversification by investing in 17 Variable Investment Trusts, including both funds that invest in stocks and funds that invest in fixed-income securities. This Fund typically holds between 45% and 55% of its assets in equity funds, and the remaining assets in bond funds.*

Equities generally outperformed bonds during the eight months under review: The S&P 500 gained 9.29%, while the Lehman Brothers Aggregate Bond Index returned 1.55%. Strong returns from some of this Fund's component funds, including the USAZ Van Kampen Mid Cap Growth Fund and the USAZ Jennison 20/20 Focus Fund contributed to healthy returns. The PIMCO VIT Global Bond Portfolio weighed on absolute returns.

This Fund's asset allocation boosted returns relative to its composite benchmark. Stakes in funds that invest in international stocks particularly helped performance, as international stocks generally outpaced U.S. equities. The Fund's allocation to funds that invest in commodities and small- and mid-cap shares also lifted relative gains, as those sectors of the market outperformed the large-cap stocks represented in the S&P 500 Index. The Fund's positions in funds that invest in high-yield and emerging-market bonds boosted the performance of its bond allocation relative to the fixed-income benchmark.*

Several of the Fund's component funds outperformed their respective benchmarks during the period from the Fund's inception through December 31, 2005. They included the USAZ Jennison 20/20 Focus Fund, the USAZ Van Kampen Mid Cap Growth Fund and the USAZ Legg Mason Value Fund.*

Relatively weak returns from certain funds in which this Fund invested weighed on performance relative to its benchmark. Those underperforming funds included the USAZ Salomon Brothers Small Cap Growth Fund and the USAZ OCC Renaissance Fund.*

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

* The Fund's portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund's holdings and weightings are as of December 31, 2005.

(1) The Standard & Poor's 500 Stock Index ("S&P 500 Stock Index") consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. Investors cannot invest directly in an index, although they can invest in the underlying securities.

USAZ(R) FUSION BALANCED FUND REVIEW

FUND OBJECTIVE

The Fund seeks to achieve long term capital appreciation with preservation of capital as an important consideration. The Fund is a professionally managed fund which seeks to achieve its goal through investments in a combination of Permitted Underlying Funds that represent different asset classes in the Fund's asset allocation.

INVESTMENT CONCERNS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

          USAZ(R) Fusion Balanced Fund  S&P 500 Stock Index   Lehman Brothers Aggregate Bond Index  USAZ(R) Balanced Composite Index
          ----------------------------  -------------------   ------------------------------------  --------------------------------
4/29/2005            10000                    10000                         10000                                10000
                     10000                    10000                         10000                                10000
                     10120                    10318                         10108                                10213
6/05                 10200                    10333                         10164                                10248
                     10390                    10717                         10071                                10392
                     10490                    10619                         10200                                10412
9/05                 10550                    10706                         10095                                10400
                     10350                    10527                         10015                                10272
                     10600                    10925                         10059                                10489
12/31/2005           10730                    10929                         10155                                10541

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AGGREGATE TOTAL RETURN AS OF DECEMBER 31, 2005

                                                         SINCE
                                                       INCEPTION
                                                       (4/29/05)
                                                       ---------
USAZ(R) Fusion Balanced Fund                           7.30%
USAZ(R) Balanced Composite Index                       5.41%+, ++
S&P 500 Stock Index                                    9.29%+, ++
Lehman Brothers Aggregate Bond Index                   1.55%+, ++

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

+ The Fund's performance is compared to a composite index of 50% of the Standard & Poor's 500 Stock Index and 50% of the Lehman Brothers Aggregate Bond Index. The Standard & Poor's 500 Stock Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The indices do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

++ The since inception performance data and hypothetical $10,000 investment for the USAZ(R) Balanced Composite Index, the S&P 500 Stock Index and the Lehman Brothers Aggregate Bond Index is calculated from 4/30/05 which is the closest available date for the Index performance.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION BALANCED FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the USAZ Fusion Balanced Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Fusion Balanced Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example does not include expenses from the underlying investment companies in which the Fund invests.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                            BEGINNING        ENDING         EXPENSE PAID        EXPENSE RATIO
                                          ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*       DURING PERIOD
                                             7/1/05         12/31/05      7/1/05 - 12/31/05   7/1/05 - 12/31/05
                                          -------------   -------------   -----------------   -----------------
   USAZ Fusion Balanced Fund............    $1,000.00       $1,052.00           $1.55               0.30%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Fusion Balanced Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                            BEGINNING        ENDING         EXPENSE PAID        EXPENSE RATIO
                                          ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*       DURING PERIOD
                                             7/1/05         12/31/05      7/1/05 - 12/31/05   7/1/05 - 12/31/05
                                          -------------   -------------   -----------------   -----------------
   USAZ Fusion Balanced Fund............    $1,000.00       $1,023.69           $1.53               0.30%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION BALANCED FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The USAZ Fusion Balanced Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2005.

                                               PERCENT OF
   USAZ FUSION BALANCED FUND                   NET ASSETS*
   -------------------------                   -----------
   PIMCO PVIT Commodity Real Return..........      5.0%
   PIMCO PVIT Emerging Markets Bond..........      7.0
   PIMCO PVIT Global Bond....................      7.5
   PIMCO PVIT High Yield Fund................      4.9
   PIMCO PVIT Real Return Fund...............      7.7
   PIMCO PVIT Total Return Fund..............     15.4
   USAZ AIM International Equity.............      4.2
   USAZ Davis NY Venture Fund................      6.0
   USAZ Franklin Small Cap Value Fund........      3.9
   USAZ Jennison 20/20 Focus Fund............      6.3
   USAZ Legg Mason Value Fund................      7.1
   USAZ Oppenheimer International Growth
     Fund....................................      5.0
   USAZ PEA Renaissance Fund.................      2.1
   USAZ Salomon Brothers Large Cap Growth
     Fund....................................      4.0
   USAZ Salomon Brothers Small Cap Growth
     Fund....................................      1.9
   USAZ Van Kampen Comstock Fund.............      7.9
   USAZ Van Kampen Mid Cap Growth Fund.......      3.1
   Deposit Account...........................      0.2
                                                  ----
                                                  99.4%
                                                  ====

  * Investments are shown as a percentage of net assets, not total investments, and include any investments resulting from cash collateral received in connection with securities lending. As such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION BALANCED FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2005

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
AFFILIATED INVESTMENT COMPANY (99.2%):
  479,026   PIMCO PVIT Commodity Real
              Return.....................  $  5,868,066
  601,223   PIMCO PVIT Emerging Markets
              Bond.......................     8,212,707
  738,281   PIMCO PVIT Global Bond.......     8,792,922
  697,089   PIMCO PVIT High Yield Fund...     5,709,158
  710,806   PIMCO PVIT Real Return
              Fund.......................     9,020,133
1,760,035   PIMCO PVIT Total Return
              Fund.......................    18,022,761
  337,378   USAZ AIM International Equity
              Fund.......................     4,915,594
  589,450   USAZ Davis NY Venture Fund...     7,067,507
  279,260   USAZ Franklin Small Cap Value
              Fund.......................     4,618,958
  592,474   USAZ Jennison 20/20 Focus
              Fund.......................     7,317,049
  677,602   USAZ Legg Mason Value Fund...     8,307,406
  448,545   USAZ OCC Renaissance Fund....     5,835,571
  168,477   USAZ Oppenheimer
              International Growth
              Fund.......................     2,459,762
  403,819   USAZ Salomon Brothers Large
              Cap Growth Fund............     4,635,837
  204,043   USAZ Salomon Brothers Small
              Cap Growth Fund............     2,291,406
  831,148   USAZ Van Kampen Comstock
              Fund.......................     9,267,304
  286,931   USAZ Van Kampen Mid Cap
              Growth Fund................     3,658,376
                                           ------------
  Total Affiliated Investment Company
    (Cost $114,149,420)                     116,000,517
                                           ------------
DEPOSIT ACCOUNT (0.2%):
  283,470   TNT Offshore Deposit
              Account....................       283,470
                                           ------------
  Total Deposit Account
    (Cost $283,470)                             283,470
                                           ------------
  Total Investments
    (Cost $114,432,890)(a)--99.4%           116,283,987
  Other assets in excess of
liabilities--0.6%                               716,052
                                           ------------
  Net Assets--100.0%                       $117,000,039
                                           ============

------------
Percentages indicated are based on net assets of $117,000,039.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $131,101. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation...................  $ 2,842,209
     Unrealized depreciation...................   (1,122,213)
                                                 -----------
     Net unrealized appreciation...............  $ 1,719,996
                                                 ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                                                               USAZ FUSION
                                                              BALANCED FUND
                                                              --------------
ASSETS
Investments, at cost........................................   $    283,470
Investments in affiliates, at cost..........................    114,149,420
                                                               ============
Investments, at value.......................................   $    283,470
Investments in affiliates, at value.........................    116,000,517
Dividends receivable........................................        192,041
Receivable for capital shares issued........................      1,083,175
                                                               ------------
  Total Assets..............................................    117,559,203
                                                               ------------
LIABILITIES
Payable for investments purchased...........................        525,047
Payable for capital shares redeemed.........................            120
Manager fees payable........................................          9,445
Administration fees payable.................................          4,214
Other accrued liabilities...................................         20,338
                                                               ------------
  Total Liabilities.........................................        559,164
                                                               ------------
NET ASSETS..................................................   $117,000,039
                                                               ============
NET ASSETS CONSIST OF:
  Capital...................................................    113,166,730
  Undistributed net investment income/(loss)................        678,425
  Undistributed net realized gains/(losses) on
     investments............................................      1,303,787
  Net unrealized appreciation/(depreciation) on
     investments............................................      1,851,097
                                                               ------------
NET ASSETS..................................................   $117,000,039
                                                               ============
Shares of beneficial interest...............................     10,905,616
Net Asset Value (offering and redemption price per share)...   $      10.73
                                                               ============

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2005(a)

                                                               USAZ FUSION
                                                                 BALANCED
                                                                   FUND
                                                              --------------
INVESTMENT INCOME:
Interest....................................................    $    7,887
Dividends from affiliates...................................       786,670
                                                                ----------
  Total Investment Income...................................       794,557
                                                                ----------
EXPENSES:
Manager fees................................................        78,200
Administration fees.........................................        33,333
Compliance services fees....................................        16,001
Legal fees..................................................        31,473
Shareholder reports.........................................        13,639
Trustees' fees..............................................         7,168
Other expenses..............................................        12,938
                                                                ----------
  Total expenses before reductions..........................       192,752
  Less expenses waived/reimbursed by the Manager............       (75,452)
                                                                ----------
  Net Expenses..............................................       117,300
                                                                ----------
NET INVESTMENT INCOME/(LOSS)................................       677,257
                                                                ----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on investments in affiliates....      (134,081)
Net realized gain distributions from underlying funds.......     1,437,868
                                                                ----------
Net realized gains/(losses) on investments..................     1,303,787
Change in unrealized appreciation/depreciation on
  investments...............................................     1,851,097
                                                                ----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...     3,154,884
                                                                ----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............    $3,832,141
                                                                ==========

------------

(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                  USAZ FUSION
                                                                 BALANCED FUND
                                                              --------------------
                                                              FOR THE PERIOD ENDED
                                                              DECEMBER 31, 2005(a)
                                                              --------------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................      $    677,257
  Net realized gains/(losses) on investments................         1,303,787
  Change in unrealized appreciation/depreciation on
     investments............................................         1,851,097
                                                                  ------------
  Change in net assets resulting from operations............         3,832,141
                                                                  ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................       115,466,106
  Cost of shares redeemed...................................        (2,298,208)
                                                                  ------------
  Change due to capital transactions........................       113,167,898
                                                                  ------------
  Change in net assets......................................       117,000,039
                                                                  ------------
NET ASSETS:
  Beginning of period.......................................                --
                                                                  ------------
  End of period.............................................      $117,000,039
                                                                  ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................      $    678,425
                                                                  ============
SHARE TRANSACTIONS:
  Shares issued.............................................        11,129,046
  Shares redeemed...........................................          (223,430)
                                                                  ------------
  Change in shares..........................................        10,905,616
                                                                  ============

---------------

(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION BALANCED FUND
FINANCIAL HIGHLIGHTS

                                                      FOR THE
                                                    PERIOD ENDED
                                                    DECEMBER 31,
                                                      2005(a)
                                                    ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............    $  10.00
                                                      --------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................        0.06
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................        0.67
                                                      --------
  Total from Investment Activities................        0.73
                                                      --------
NET ASSET VALUE, END OF PERIOD....................    $  10.73
                                                      ========
TOTAL RETURN*(b)..................................        7.30%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................    $117,000
Net Investment Income/(Loss) Net of
  Waivers/Reimbursements(c).......................        1.75%
Expenses Before Waivers/Reimbursements**(c).......        0.50%
Expenses Net of Waivers/Reimbursements(c).........        0.30%
Portfolio Turnover Rate(b)........................        3.96%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION BALANCED FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2005

1. ORGANIZATION

  The USAllianz Variable Insurance Products Fund of Funds Trust (the "Trust") was organized as a Delaware Statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of three series, the USAZ Fusion Balanced Fund, the USAZ Fusion Moderate Fund and the USAZ Fusion Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Fusion Balanced Fund (the "Fund").

  Each Fund is a "Fund of Funds", which means that each Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation to maximize assets consistent with the quantitatively measured risk such investors, on average, may be willing to accept given their investment time horizon.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time).

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION BALANCED FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2005

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the USAllianz Variable Insurance Products and USAllianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended December 31, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Fusion Balanced Fund...................................     0.20%          0.30%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At December 31, 2005, the reimbursements that may potentially be made in subsequent years is as follows:

                                                                  EXPIRES
                                                                 12/31/2008
                                                                 ----------
   USAZ Fusion Balanced Fund...................................   $75,452

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, in the amount of $50,000 annually per Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes an employee available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $75,000 for the period ended December 31, 2005, plus certain out of pocket expenses. In addition, BISYS Ohio received a one-time implementation fee of $40,000. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees". BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION BALANCED FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2005

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended December 31, 2005, $3,912 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust, each non-interested Trustee is compensated a $1,500 annual Board retainer and a $1,000 and $500 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings. Also, the Trustees are reimbursed for certain expenses. During the period ended December 31, 2005, actual Trustee compensation was $47,250 in total for the Trust.

4. SECURITY PURCHASES AND SALES

  For the period ended December 31, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES       SALES
                                                                 ------------   ----------
   USAZ Fusion Balanced Fund...................................  $116,567,770   $2,284,269

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  As of December 31, 2005, the components of accumulated earnings on a tax basis was as follows:

                          UNDISTRIBUTED   UNDISTRIBUTED                 ACCUMULATED                         TOTAL
                            ORDINARY        LONG TERM     ACCUMULATED   CAPITAL AND      UNREALIZED      ACCUMULATED
                             INCOME       CAPITAL GAINS    EARNINGS     OTHER LOSSES   APPRECIATION(A)    EARNINGS
                          -------------   -------------   -----------   ------------   ---------------   -----------
   USAZ Fusion Balanced
     Fund...............   $1,307,222       $806,091      $2,113,313       $  --         $1,719,996      $3,833,309

------------

(a) The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of USAZ Fusion Balanced Fund (the Fund) of the USAllianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2005, and the related statement of operations, statement of changes in net assets and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 24, 2006

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

  Subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objectives and restrictions, investment advisory services are provided to the Funds by USAllianz Advisors, LLC (the "Manager"). The Manager manages each Fund pursuant to an investment management agreement (the "Management Agreement") with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Underlying Securities. For management services, each Fund pays the Manager a fee computed daily at an annual rate equal to .20% of each Fund's average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund when total Fund operating expenses exceed 0.30% until at least May 1, 2007.

  Morningstar Associates, LLC ("Morningstar") serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Funds pursuant to an agreement between the Manager and Morningstar. Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund's asset allocations among the Permitted Underlying Funds. As provided by the Consultant Agreement the Manager pays Morningstar 0.12% of the average daily net assets of the Funds.

  In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager's experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager's expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

  As required by the Investment Company Act of 1940 (the "1940 Act"), the Trust's Board has reviewed and approved the Management Agreement with the Manager. The Board's decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds' investment objectives, the Manager's management philosophy, personnel, processes and investment performance; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

  The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. (It is not anticipated that the Manager will have the opportunity to receive such research services until such time as the Funds receive exemptive relief expanding the types of securities which the Funds may acquire.) The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement under which the Manager is compensated by the Trust for performing certain administrative and compliance services; (2) USAllianz Investor Services, Inc., an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1; and (3) Dresdner Bank AG, an affiliated person of the Manager, may receive compensation from the Underlying Funds for acting as a securities lending agent.

  The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager's compensation: the nature and quality of the services provided by the Manager, including the performance of the Funds; the Manager's cost of providing the services; the extent to which the Manager may realize "economies of scale" as the Funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager's relationship with the Funds; performance and expenses of comparable Funds; the profitability to the Manager from acting as adviser to the Funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager's services and fees. The Trust's Board is aware of these factors and took them into account in its review of the Management Agreement for the Funds.

  The Board considered and weighed these circumstances with assistance in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board's formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of the Management Agreement is informed by reports covering such matters as: the Manager's
 14
  investment philosophy, personnel and processes; the Funds' expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

  The Board also received financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or "fall out" benefits the Manager or its affiliates may derive from its relationship with the Funds.

  The Management Agreement was most recently approved at an "in-person" meeting of the Board of Trustees on December 15, 2005. Such Agreement was also considered and discussed at an in-person Board of Trustees meeting held October 25, 2005, and was also considered and discussed at a special telephonic Board of Trustees meeting held November 17, 2005. In preparation for such meetings, the Trustees had requested and evaluated extensive materials from the Manager discussed below. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent ("disinterested") Trustees also discussed the proposed approvals/continuances in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, nor does the Board consider any one of them to be determinative.

  An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The "factors" enumerated by the SEC are set forth below in italics, as well as the Board's conclusions regarding such factors:

  (1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund's business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

  The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager's role in coordinating the activities of the Trust's other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

  (2) The investment performance of the Fund and the Manager. In connection with the fall 2005 contract review process, Trustees received extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds since their inception on April 29, 2005. Such performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager's asset allocation and Underlying Fund selection decisions, and the impact on performance of cash and Fund fees.

  At the Board of Trustees meeting held December 15, 2005 the Trustees noted that the Funds had not been in operation for a sufficient time period to establish a meaningful track record, but determined that the investment performance of all of the Funds was at least satisfactory given the limited period of their existence.

  (3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board noted that the Manager receives an advisory fee of 20 basis points, out of which it pays Morningstar a consulting fee. At a Board of Trustees meeting on December 2, 2004, the Board was provided information which indicted that until total assets of the Funds reach approximately $500 million the Manager's gross revenue (after paying Morningstar and Fund expenses in excess of the 30 basis point expense cap, but before paying its other expenses in connection with managing the Funds), will be negative. The Manager also reported that total Fund assets as of September 30,

  2005 were $451 million, and that after paying Morningstar and Fund expenses in excess of the 30 basis point expense cap, its net revenue from the Trust was negative.

  As part of the fall 2005 contract review process, Trustees were provided with information that the Manager's 20 basis point contractual management fee was, for the Fusion Moderate Fund, the same as the peer group median (seven funds in the peer group), and was 10 basis points higher than the peer group median for the Fusion Balanced Fund (13 funds in the peer group) and the Fusion Growth Fund (nine funds in the peer group). They were also advised that the actual management fee received by the Manager (after fee waivers and reimbursement) was zero for all three Funds, and that the total expense ratios for the Fusion Balanced Fund were two basis points higher than the peer group median, for the Fusion Growth Fund were 12 basis points higher than the peer group median, and for the Fusion Moderate Fund were one basis point lower than the peer group median.

  Based upon such information, the Board concluded that the Funds' advisory fees and expense ratios are not unreasonable, and that the Manager's level of profitability from its relationship to the Funds was not excessive.

  (4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of September 30, 2005 were approximately $451 million, which was represented by three Funds, and that no single Fund had assets in excess of $197 million.

  The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2006, and will at that time consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

  Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds' advisory fee rate schedules was acceptable under each Fund's circumstances.

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES*

                                                                                                 NUMBER OF
                                POSITION(S)                                                      PORTFOLIOS
                                 HELD WITH                                                      OVERSEEN FOR
                                 USALLIANZ          TERM OF                                      USALLIANZ       DIRECTORSHIPS
                                VIP AND VIP     OFFICE/LENGTH OF     PRINCIPAL OCCUPATION(S)    VIP AND VIP    HELD OUTSIDE THE
   NAME, ADDRESS, AND AGE        FOF TRUST       TIME SERVED***      DURING THE PAST 5 YEARS     FOF TRUST       FUND COMPLEX
   ----------------------      --------------   ----------------   ---------------------------  ------------   -----------------
   Harrison Conrad, Age 71     Trustee            Since 06/04      Retired; Board Member of          30              None
   79 Dorchester Rd.                                               Capital Re Corporation from
   Darien, CT 06820                                                1995 to December 1999;
                                                                   Retired from J.P. Morgan
                                                                   after 34 years.
   Roger Gelfenbien, Age 62    Trustee            Since 06/04      Retired; Partner of               30        Webster Financial
   23680 Peppermill Court                                          Accenture from 1983 to                        Phoenix Edge
   Bonita Springs, FL 34134                                        August 1999.                                Funds (32 Funds)
   Dickson W. Lewis, Age 57    Trustee            Since 06/04      Vice President/General            30              None
   2355 Abingdon Way                                               Manager of Jostens, Inc., a
   Long Lake, MN 55356                                             manufacturer of school
                                                                   products, 2001 to Present;
                                                                   Senior Vice President of
                                                                   Fortis Group, a Life
                                                                   Insurance and Securities
                                                                   company, 1997 to 2001;
                                                                   Consultant to Hartford
                                                                   Insurance Co., 2001
   Claire R. Leonardi, Age 50  Trustee            Since 06/04      General Partner of Fairview       30        University of CT
   Kickerville Rd                                                  Capital, L.P., a venture                      Health Center
   Long Lake, NY 12847                                             capital fund-of-funds, 9/94
                                                                   to present
   Arthur C. Reeds III, Age    Trustee            Since 06/04      Retired Senior Investment         30        Connecticut Water
   61                                                              Officer, Hartford                             Service, Inc.
   44 Foxboro Rd,                                                  Foundation for Public
   Essex, CT 06426                                                 Giving from September 2000
                                                                   to January 2003; Chairman,
                                                                   Chief Executive and
                                                                   President of Conning Corp.
                                                                   from September 1999 to
                                                                   March 2000; Investment
                                                                   Consultant from 1997 to
                                                                   September 1999
   Peter W. McClean, Age 62    Trustee            Since 06/04      Retired; President and CEO        30              Cyrus
   18 Covewood Drive                                               of Measurisk, a market risk                 Reinsurrance MoA
   Rowayton, CT 06853                                              information company, 2003                      Hospitality
                                                                   to 2005; Chief Risk                          Energy Capital,
                                                                   Management Officer at Bank                    LLC Advisory
                                                                   of Bermuda, Ltd., 4/96 to                         Board
                                                                   8/01

INTERESTED TRUSTEES**

                                                                                                 NUMBER OF
                                POSITION(S)                                                      PORTFOLIOS
                                 HELD WITH                                                      OVERSEEN FOR
                                 USALLIANZ          TERM OF                                      USALLIANZ       DIRECTORSHIPS
                                VIP AND VIP     OFFICE/LENGTH OF     PRINCIPAL OCCUPATION(S)    VIP AND VIP    HELD OUTSIDE THE
   NAME, ADDRESS, AND AGE        FOF TRUST       TIME SERVED***      DURING THE PAST 5 YEARS     FOF TRUST       FUND COMPLEX
   ----------------------      --------------   ----------------   ---------------------------  ------------   -----------------
   Michael Ahles, Age 39       Trustee            Since 06/04      Senior Vice President,            30              None
   5701 Golden Hills Drive                                         Senior Financial Officer,
   Minneapolis, MN 55416                                           Allianz Life Insurance
                                                                   Company of North America
                                                                   from August 2005 to
                                                                   present. Senior Vice
                                                                   President and Chief
                                                                   Financial Officer,
                                                                   USAllianz Investor
                                                                   Services, LLC and Vice
                                                                   President, Allianz Life
                                                                   from July 1999 to August
                                                                   2005
   Jeffrey Kletti, Age 39      Chairman of        Since 06/04      Senior Vice President             30              None
   5701 Golden Hills Drive     the Board and                       Advisory Management,
   Minneapolis, MN 55416       President                           USAllianz Advisers 2000 to
                                                                   present; formerly, 2nd Vice
                                                                   President of Mutual Fund
                                                                   Marketing, Fortis Financial
                                                                   Group

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
                                 VIP AND VIP
   NAME, ADDRESS, AND AGE         FOF TRUST             PRINCIPAL OCCUPATION (S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Michael Radmer, Age 60      Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Patrick Keniston, Age 42    Assistant          Counsel, Legal Services of BISYS Fund Services from March
   BISYS Fund Services, Inc.   Secretary          2005 to present; Attorney, Citigroup GTS Fund Services from
   3435 Stelzer Road                              October 2001 to March 2005.
   Columbus, OH 43219
   Troy Sheets, Age 34         Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1998-2002.
   Columbus, OH 43219
   Rodney L. Ruehle, Age 37    Chief Compliance   Vice President of CCO Services Group of BISYS Fund Services
   BISYS Fund Services, Inc.   Officer            from July 2004 to present; Director, Compliance Services of
   3435 Stelzer Road                              BISYS Fund Services from August 1995 to July 2004.
   Columbus, OH 43219

    * Member of the Audit Committee.

   ** Is an "interested person", as defined by the 1940 Act, due to their employment by USAllianz.

  *** Indefinite.

  The Trust's Statement of Additional Information includes additional information about the trustees and officers and is available by calling toll free (877) 833-7113.

OTHER INFORMATION (UNAUDITED)

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Fund of Funds Trust's website at http://www.USAllianzLife.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES. THESE FUNDS ARE NOT FDIC INSURED.  ANNRPT1205 2/06

                                 USAZ(R) FUSION
                                  GROWTH FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2005

                                                                 USALLIANZ FUNDS

                               TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                   Expense Examples and Portfolio Composition
                                     Page 3

                       Schedule of Portfolio Investments
                                     Page 5

                      Statement of Assets and Liabilities
                                     Page 6

                            Statement of Operations
                                     Page 7

                       Statement of Changes in Net Assets
                                     Page 8

                              Financial Highlights
                                     Page 9

                       Notes to the Financial Statements
                                     Page 10

            Report of Independent Registered Public Accounting Firm
                                     Page 13

                   Approval of Investment Advisory Agreement
                                     Page 14

                    Information about Trustees and Officers
                                     Page 17

                               Other Information
                                     Page 18

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) FUSION GROWTH FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ(R) Fusion Growth
Fund.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE FROM ITS INCEPTION ON APRIL 29, 2005 TO THE PERIOD END ON DECEMBER 31, 2005?

For the period from the its inception on April 29, 2005 to the period end on December 31, 2005 the USAZ(R) Fusion Growth Fund gained 12.10%. That compared to a 7.73% return for its benchmark, a composite index comprised of an 80% weighting in the S&P 500 Stock Index(1) and a 20% weighting in the Lehman Brothers Aggregate Bond Index(1). The Fund invests in 15 Variable Investment Trusts, including both funds that invest in stocks and funds that invest in fixed-income securities. This Fund typically holds between 75% and 85% of its assets in equity funds and the remaining assets in bond funds.*

Strong stock-market performance helped the Fund generate healthy returns during the eight-month period under review. Bonds were weak, with the Lehman Brothers Aggregate Bond Index gaining 1.55%. Strong returns posted by two of our underlying equity funds especially boosted absolute returns: The USAZ Van Kampen Mid Cap Growth Fund and the USAZ Jennison 20/20 Focus Fund. However, the PIMCO VIT Global Bond detracted from the Fund's performance.

Asset allocation helped this Fund outperform its composite benchmark during this eight-month period. Investments in funds that hold international stocks buoyed returns, as foreign stocks on the whole outpaced domestic shares.

The Fund's relative returns also benefited from funds that invest in commodities, small caps and mid caps, as those sectors generated stronger returns than those of the equity benchmark.*

The Fund's bond allocation outperformed the fixed-income benchmark, as stakes in funds that invest in emerging-markets bonds and high-yield bonds performed relatively well.*

Individual funds that boosted returns relative to their benchmarks included USAZ Jennison 20/20 Focus, USAZ Van Kampen Mid Cap Growth and USAZ Legg Mason Value. USAZ Salomon Brothers Small Cap Growth and USAZ OCC Renaissance detracted from relative performance.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

* The Fund's portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund's holdings and weightings are as of December 31, 2005.

(1) The Standard & Poor's 500 Stock Index ("S&P 500 Stock Index") consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. Investors cannot invest directly in an index, although they can invest in the underlying securities.

USAZ(R) FUSION GROWTH FUND REVIEW

FUND OBJECTIVE

The Fund seeks to achieve long-term capital appreciation. The Fund is a professionally managed fund which seeks to achieve its goal through investments in a combination of Permitted Underlying Funds that represent different asset classes in the Fund's asset allocation.

INVESTMENT CONCERNS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higherquality bonds generally offer less risk than longer-term bonds and a lower rate of return.

The Fund is subject to the risk that principal value reacts in opposition to the movement of interest rates and that a rising interest rate environment increases the risk of loss of principal.

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

          USAZ(R) Fusion Growth Fund    S&P 500 Stock Index   Lehman Brothers Aggregate Bond Index    USAZ(R) Growth Composite Index
          --------------------------    -------------------   ------------------------------------    ------------------------------
4/29/2005         10000                       10000                         10000                                 10000
                  10000                       10000                         10000                                 10000
                  10240                       10318                         10108                                 10276
6/05              10340                       10333                         10164                                 10299
                  10700                       10717                         10071                                 10587
                  10750                       10619                         10200                                 10537
9/05              10890                       10706                         10095                                 10583
                  10660                       10527                         10015                                 10425
                  11060                       10925                         10059                                 10750
12/31/2005        11210                       10929                         10155                                 10773

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AGGREGATE TOTAL RETURNS AS OF DECEMBER 31, 2005

                                                                 SINCE
                                                               INCEPTION
                                                               (4/29/05)
                                                               ---------
USAZ(R) Fusion Growth Fund                                     12.10%
USAZ(R) Growth Composite Index                                  7.73%+,++
S&P 500 Stock Index                                             9.29%+,++
Lehman Brothers Aggregate Bond Index                            1.55%+,++

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

+ The Fund's performance is compared to a composite index of 80% of the Standard & Poor's 500 Stock Index and 20% of the Lehman Brothers Aggregate Bond Index. The Standard & Poor's 500 Stock Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The indices do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

++ The since inception performance data and hypothetical $10,000 investment for the USAZ(R) Growth Composite Index, the S&P 500 Stock Index and the Lehman Brothers Aggregate Bond Index is calculated from 4/30/05 which is the closest available date for the Index performance.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the USAZ Fusion Growth Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Fusion Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example does not include expenses from the underlying investment companies in which the Fund invests.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                            BEGINNING        ENDING         EXPENSE PAID        EXPENSE RATIO
                                          ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*       DURING PERIOD
                                             7/1/05         12/31/05      7/1/05 - 12/31/05   7/1/05 - 12/31/05
                                          -------------   -------------   -----------------   -----------------
   USAZ Fusion Growth Fund..............    $1,000.00       $1,084.10           $1.58               0.30%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Fusion Growth Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                            BEGINNING        ENDING         EXPENSE PAID        EXPENSE RATIO
                                          ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*       DURING PERIOD
                                             7/1/05         12/31/05      7/1/05 - 12/31/05   7/1/05 - 12/31/05
                                          -------------   -------------   -----------------   -----------------
   USAZ Fusion Growth Fund..............    $1,000.00       $1,023.69           $1.53               0.30%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION GROWTH FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The USAZ Fusion Growth Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2005.

                                               PERCENT OF
   USAZ FUSION GROWTH FUND                     NET ASSETS*
   -----------------------                     -----------
   PIMCO PVIT Commodity Real Return Fund.....       5.9%
   PIMCO PVIT Emerging Markets Bond Fund.....       3.9
   PIMCO PVIT Global Bond Fund...............       3.7
   PIMCO PVIT Total Return Fund..............       2.8
   USAZ AIM International Equity Fund........       8.2
   USAZ Davis NY Venture Fund................       9.9
   USAZ Franklin Small Cap Value Fund........       4.8
   USAZ Jennison 20/20 Focus Fund............      10.2
   USAZ Legg Mason Value Fund................      11.0
   USAZ Oppenheimer International Growth
     Fund....................................       6.9
   USAZ OCC Renaissance Fund.................       4.1
   USAZ Salomon Brothers Large Cap Growth
     Fund....................................       6.8
   USAZ Salomon Brothers Small Cap Growth
     Fund....................................       3.8
   USAZ Van Kampen Comstock Fund.............      12.7
   USAZ Van Kampen Mid Cap Growth Fund.......       4.0
   Deposit Account...........................       0.3
                                                  -----
                                                   99.0%
                                                  =====

  * Investments are shown as a percentage of net assets, not total investments, and include any investments resulting from cash collateral received in connection with securities lending. As such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION GROWTH FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2005

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
AFFILIATED INVESTMENT COMPANY (98.7%):
1,640,035   PIMCO PVIT Commodity Real
              Return Fund................  $ 20,090,429
  984,103   PIMCO PVIT Emerging Markets
              Bond Fund..................    13,442,850
1,064,347   PIMCO PVIT Global Bond
              Fund.......................    12,676,371
  948,573   PIMCO PVIT Total Return
              Fund.......................     9,713,387
1,926,531   USAZ AIM International Equity
              Fund.......................    28,069,562
2,813,404   USAZ Davis NY Venture Fund...    33,732,714
1,000,961   USAZ Franklin Small Cap Value
              Fund.......................    16,555,892
2,814,889   USAZ Jennison 20/20 Focus
              Fund.......................    34,763,877
3,049,900   USAZ Legg Mason Value Fund...    37,391,776
1,803,572   USAZ OCC Renaissance Fund....    23,464,477
  962,136   USAZ Oppenheimer
              International Growth
              Fund.......................    14,047,187
2,025,745   USAZ Salomon Brothers Large
              Cap Growth Fund............    23,255,553
1,168,834   USAZ Salomon Brothers Small
              Cap Growth Fund............    13,126,004
3,879,055   USAZ Van Kampen Comstock
              Fund.......................    43,251,457
1,091,686   USAZ Van Kampen Mid Cap
              Growth Fund................    13,919,003
                                           ------------
  Total Affiliated Investment Company
    (Cost $326,778,945)                     337,500,539
                                           ------------

                                               FAIR
 SHARES                                       VALUE
---------                                  ------------
DEPOSIT ACCOUNT (0.3%):
1,115,492   TNT Offshore Deposit
              Account....................  $  1,115,492
                                           ------------
  Total Deposit Account
    (Cost $1,115,492)                         1,115,492
                                           ------------
  Total Investments
    (Cost $327,894,437)(a)--99.0%           338,616,031
  Other assets in excess of
  liabilities--1.0%                           3,555,319
                                           ------------
  Net Assets--100.0%                       $342,171,351
                                           ============

------------

Percentages indicated are based on net assets of $342,171,351.

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of approximately $11,652. Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:

    Unrealized appreciation...................  $11,647,017
    Unrealized depreciation...................     (937,075)
                                                -----------
    Net unrealized appreciation...............  $10,709,942
                                                ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                                                    USAZ FUSION
                                                    GROWTH FUND
                                                    ------------
ASSETS
Investments, at cost..............................  $  1,115,492
Investments in affiliates, at cost................  $326,778,945
                                                    ============
Investments, at value.............................  $  1,115,492
Investments in affiliates, at value...............   337,500,539
Interest and dividends receivable.................       163,331
Receivable for capital shares issued..............     4,905,181
                                                    ------------
  Total Assets....................................   343,684,543
                                                    ------------
LIABILITIES
Payable for investments purchased.................     1,430,053
Payable for capital shares redeemed...............           349
Manager fees payable..............................        51,623
Administration fees payable.......................         4,214
Other accrued liabilities.........................        26,953
                                                    ------------
  Total Liabilities...............................     1,513,192
                                                    ------------
NET ASSETS........................................  $342,171,351
                                                    ============
NET ASSETS CONSIST OF:
  Capital.........................................   327,169,019
  Undistributed net investment income/(loss)......       431,882
  Undistributed net realized gains/(losses) on
     investments..................................     3,848,856
  Net unrealized appreciation/(depreciation) on
     investments..................................    10,721,594
                                                    ------------
NET ASSETS........................................  $342,171,351
                                                    ============
Shares of beneficial interest.....................    30,533,919
Net Asset Value (offering and redemption price per
  share)..........................................  $      11.21
                                                    ============

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2005(a)

                                                              USAZ FUSION
                                                              GROWTH FUND
                                                              -----------
INVESTMENT INCOME:
Interest....................................................  $    22,215
Dividends from affiliates...................................      717,349
                                                              -----------
     Total Investment Income................................      739,564
                                                              -----------
EXPENSES:
Manager fees................................................      206,600
Administration fees.........................................       33,333
Audit fees..................................................       13,729
Compliance services fees....................................       38,745
Legal fees..................................................       62,463
Trustees' fees..............................................       19,124
Other expenses..............................................       19,364
                                                              -----------
     Total expenses before reductions.......................      393,358
     Less expenses waived/reimbursed by the Manager.........      (83,458)
                                                              -----------
     Net Expenses...........................................      309,900
                                                              -----------
NET INVESTMENT INCOME/(LOSS)................................      429,664
                                                              -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gains/(losses) on affiliates...................      (20,853)
Net realized gain distributions from underlying funds.......   (3,869,709)
                                                              -----------
Net realized gains/(losses) on investments..................    3,848,856
Change in unrealized appreciation/depreciation on
  investments...............................................   10,721,594
                                                              -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...   14,570,450
                                                              -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............  $15,000,114
                                                              ===========

------------

(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                  USAZ FUSION
                                                                  GROWTH FUND
                                                              --------------------
                                                              FOR THE PERIOD ENDED
                                                              DECEMBER 31, 2005(a)
                                                              --------------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................      $    429,664
  Net realized gains/(losses) on investments................         3,848,856
  Change in unrealized appreciation/depreciation on
     investments............................................        10,721,594
                                                                  ------------
  Change in net assets resulting from operations............        15,000,114
                                                                  ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................       328,191,015
  Cost of shares redeemed...................................        (1,019,778)
                                                                  ------------
  Change due to capital transactions........................       327,171,237
                                                                  ------------
  Change in net assets......................................       342,171,351
NET ASSETS:
  Beginning of period.......................................                --
                                                                  ------------
  End of period.............................................      $342,171,351
                                                                  ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................           431,882
                                                                  ============
SHARE TRANSACTIONS:
  Shares issued.............................................        30,624,911
  Shares redeemed...........................................           (90,992)
                                                                  ------------
  Change in shares..........................................        30,533,919
                                                                  ============

------------

(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                    FOR THE PERIOD ENDED
                                                    DECEMBER 31, 2005(a)
                                                    --------------------
NET ASSET VALUE, BEGINNING OF PERIOD..............        $  10.00
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)....................            0.01
  Net Realized and Unrealized Gains/(Losses) on
     Investments..................................            1.20
                                                          --------
  Total from Investment Activities................            1.21
                                                          --------
NET ASSET VALUE, END OF PERIOD....................        $  11.21
                                                          ========
TOTAL RETURN*(b)..................................           12.10%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)................        $342,171
Net Investment Income/(Loss) Net of
  Waivers/Reimbursements(c).......................            0.42%
Expenses Before Waivers/Reimbursements**(c).......            0.38%
Expenses Net of Waivers/Reimbursements(c).........            0.30%
Portfolio Turnover Rate(b)........................            0.58%

------------

* The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
** During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2005

1. ORGANIZATION

  The USAllianz Variable Insurance Products Fund of Funds Trust (the "Trust") was organized as a Delaware Statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of three series, the USAZ Fusion Balanced Fund, the USAZ Fusion Moderate Fund and the USAZ Fusion Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Fusion Growth Fund (the "Fund").

  Each Fund is a "Fund of Funds", which means that each Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation to maximize assets consistent with the quantitatively measured risk such investors, on average, may be willing to accept given their investment time horizon.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time).

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2005

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the USAllianz Variable Insurance Products and USAllianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund through April 30, 2006.

  For the period ended December 31, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Fusion Growth Fund.....................................     0.20%          0.30%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At December 31, 2005, the reimbursements that may potentially be made in subsequent years is as follows:

                                                                  EXPIRES
                                                                 12/31/2008
                                                                 ----------
   USAZ Fusion Growth Fund.....................................   $83,458

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, in the amount of $50,000 annually per Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes an employee available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $75,000 for the period ended December 31, 2005, plus certain out of pocket expenses. In addition, BISYS Ohio received a one-time implementation fee of $40,000. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees". BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2005

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended December 31, 2005, $9,229 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust, each non-interested Trustee is compensated a $1,500 annual Board retainer and a $1,000 and $500 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings. Also, the Trustees are reimbursed for certain expenses. During the period ended December 31, 2005, actual Trustee compensation was $47,250 in total for the Trust.

4. SECURITY PURCHASES AND SALES

  For the period ended December 31, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES      SALES
                                                                 ------------   --------
   USAZ Fusion Growth Fund.....................................  $327,685,227   $885,427

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  As of December 31, 2005, the components of accumulated earnings on a tax basis was as follows:

                                UNDISTRIBUTED   UNDISTRIBUTED                                      TOTAL
                                  ORDINARY        LONG TERM     ACCUMULATED     UNREALIZED      ACCUMULATED
                                   INCOME       CAPITAL GAINS    EARNINGS     APPRECIATION(A)    EARNINGS
                                -------------   -------------   -----------   ---------------   -----------
   USAZ Fusion Growth Fund....   $1,438,825      $2,853,565     $4,292,390      $10,709,942     $15,002,332

  (a) The differences between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of USAZ Fusion Growth Fund (the Fund) of the USAllianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2005, and the related statement of operations, statement of changes in net assets and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agent of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 24, 2006

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

  Subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objectives and restrictions, investment advisory services are provided to the Funds by USAllianz Advisors, LLC (the "Manager"). The Manager manages each Fund pursuant to an investment management agreement (the "Management Agreement") with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Underlying Securities. For management services, each Fund pays the Manager a fee computed daily at an annual rate equal to .20% of each Fund's average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund when total Fund operating expenses exceed 0.30% until at least May 1, 2007.

  Morningstar Associates, LLC ("Morningstar") serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Funds pursuant to an agreement between the Manager and Morningstar. Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund's asset allocations among the Permitted Underlying Funds. As provided by the Consultant Agreement the Manager pays Morningstar 0.12% of the average daily net assets of the Funds.

  In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager's experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager's expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

  As required by the Investment Company Act of 1940 (the "1940 Act"), the Trust's Board has reviewed and approved the Management Agreement with the Manager. The Board's decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds' investment objectives, the Manager's management philosophy, personnel, processes and investment performance; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

  The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. (It is not anticipated that the Manager will have the opportunity to receive such research services until such time as the Funds receive exemptive relief expanding the types of securities which the Funds may acquire.) The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement under which the Manager is compensated by the Trust for performing certain administrative and compliance services; (2) USAllianz Investor Services, Inc., an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1; and (3) Dresdner Bank AG, an affiliated person of the Manager, may receive compensation from the Underlying Funds for acting as a securities lending agent.

  The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager's compensation: the nature and quality of the services provided by the Manager, including the performance of the Funds; the Manager's cost of providing the services; the extent to which the Manager may realize "economies of scale" as the Funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager's relationship with the Funds; performance and expenses of comparable Funds; the profitability to the Manager from acting as adviser to the Funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager's services and fees. The Trust's Board is aware of these factors and took them into account in its review of the Management Agreement for the Funds.

  The Board considered and weighed these circumstances with assistance in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board's formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of the Management Agreement is informed by reports covering such matters as: the Manager's
 14
  investment philosophy, personnel and processes; the Funds' expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

  The Board also received financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or "fall out" benefits the Manager or its affiliates may derive from its relationship with the Funds.

  The Management Agreement was most recently approved at an "in-person" meeting of the Board of Trustees on December 15, 2005. Such Agreement was also considered and discussed at an in-person Board of Trustees meeting held October 25, 2005, and was also considered and discussed at a special telephonic Board of Trustees meeting held November 17, 2005. In preparation for such meetings, the Trustees had requested and evaluated extensive materials from the Manager discussed below. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent ("disinterested") Trustees also discussed the proposed approvals/continuances in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, nor does the Board consider any one of them to be determinative.

  An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The "factors" enumerated by the SEC are set forth below in italics, as well as the Board's conclusions regarding such factors:

  (1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund's business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

  The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager's role in coordinating the activities of the Trust's other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

  (2) The investment performance of the Fund and the Manager. In connection with the fall 2005 contract review process, Trustees received extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds since their inception on April 29, 2005. Such performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager's asset allocation and Underlying Fund selection decisions, and the impact on performance of cash and Fund fees.

  At the Board of Trustees meeting held December 15, 2005 the Trustees noted that the Funds had not been in operation for a sufficient time period to establish a meaningful track record, but determined that the investment performance of all of the Funds was at least satisfactory given the limited period of their existence.

  (3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board noted that the Manager receives an advisory fee of 20 basis points, out of which it pays Morningstar a consulting fee. At a Board of Trustees meeting on December 2, 2004, the Board was provided information which indicted that until total assets of the Funds reach approximately $500 million the Manager's gross revenue (after paying Morningstar and Fund expenses in excess of the 30 basis point expense cap, but before paying its other expenses in connection with managing the Funds), will be negative. The Manager also reported that total Fund assets as of September 30,

  2005 were $451 million, and that after paying Morningstar and Fund expenses in excess of the 30 basis point expense cap, its net revenue from the Trust was negative.

  As part of the fall 2005 contract review process, Trustees were provided with information that the Manager's 20 basis point contractual management fee was, for the Fusion Moderate Fund, the same as the peer group median (seven funds in the peer group), and was 10 basis points higher than the peer group median for the Fusion Balanced Fund (13 funds in the peer group) and the Fusion Growth Fund (nine funds in the peer group). They were also advised that the actual management fee received by the Manager (after fee waivers and reimbursement) was zero for all three Funds, and that the total expense ratios for the Fusion Balanced Fund were two basis points higher than the peer group median, for the Fusion Growth Fund were 12 basis points higher than the peer group median, and for the Fusion Moderate Fund were one basis point lower than the peer group median.

  Based upon such information, the Board concluded that the Funds' advisory fees and expense ratios are not unreasonable, and that the Manager's level of profitability from its relationship to the Funds was not excessive.

  (4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of September 30, 2005 were approximately $451 million, which was represented by three Funds, and that no single Fund had assets in excess of $197 million.

  The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2006, and will at that time consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

  Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds' advisory fee rate schedules was acceptable under each Fund's circumstances.

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES*

                                                                                                 NUMBER OF
                                POSITION(S)                                                      PORTFOLIOS
                                 HELD WITH                                                      OVERSEEN FOR
                                 USALLIANZ          TERM OF                                      USALLIANZ       DIRECTORSHIPS
                                VIP AND VIP     OFFICE/LENGTH OF     PRINCIPAL OCCUPATION(S)    VIP AND VIP    HELD OUTSIDE THE
   NAME, ADDRESS, AND AGE        FOF TRUST       TIME SERVED***      DURING THE PAST 5 YEARS     FOF TRUST       FUND COMPLEX
   ----------------------      --------------   ----------------   ---------------------------  ------------   -----------------
   Harrison Conrad, Age 71     Trustee             Since 6/04      Retired; Board Member of          30              None
   79 Dorchester Rd.                                               Capital Re Corporation from
   Darien, CT 06820                                                1995 to December 1999;
                                                                   Retired from J.P. Morgan
                                                                   after 34 years.
   Roger Gelfenbien, Age 62    Trustee             Since 6/04      Retired; Partner of               30        Webster Financial
   23680 Peppermill Court                                          Accenture from 1983 to                        Phoenix Edge
   Bonita Springs, FL 34134                                        August 1999.                                Funds (32 Funds)
   Dickson W. Lewis, Age 57    Trustee             Since 6/04      Vice President/General            30              None
   2355 Abingdon Way                                               Manager of Jostens, Inc., a
   Long Lake, MN 55356                                             manufacturer of school
                                                                   products, 2001 to Present;
                                                                   Senior Vice President of
                                                                   Fortis Group, a Life
                                                                   Insurance and Securities
                                                                   company, 1997 to 2001;
                                                                   Consultant to Hartford
                                                                   Insurance Co., 2001
   Claire R. Leonardi, Age 50  Trustee             Since 6/04      General Partner of Fairview       30        University of CT
   Kickerville Rd                                                  Capital, L.P., a venture                      Health Center
   Long Lake, NY 12847                                             capital fund-of-funds, 9/94
                                                                   to present
   Arthur C. Reeds III, Age    Trustee             Since 6/04      Retired Senior Investment         30        Connecticut Water
   61                                                              Officer, Hartford                             Service, Inc.
   44 Foxboro Rd,                                                  Foundation for Public
   Essex, CT 06426                                                 Giving from September 2000
                                                                   to January 2003; Chairman,
                                                                   Chief Executive and
                                                                   President of Conning Corp.
                                                                   from September 1999 to
                                                                   March 2000; Investment
                                                                   Consultant from 1997 to
                                                                   September 1999
   Peter W. McClean, Age 62    Trustee             Since 6/04      Retired; President and CEO        30              Cyrus
   18 Covewood Drive                                               of Measurisk, a market risk                 Reinsurrance MoA
   Rowayton, CT 06853                                              information company, 2003                      Hospitality
                                                                   to 2005; Chief Risk                          Energy Capital,
                                                                   Management Officer at Bank                    LLC Advisory
                                                                   of Bermuda, Ltd., 4/96 to                         Board
                                                                   8/01

INTERESTED TRUSTEES**

                                                                                                 NUMBER OF
                                POSITION(S)                                                      PORTFOLIOS
                                 HELD WITH                                                      OVERSEEN FOR
                                 USALLIANZ          TERM OF                                      USALLIANZ       DIRECTORSHIPS
                                VIP AND VIP     OFFICE/LENGTH OF     PRINCIPAL OCCUPATION(S)    VIP AND VIP    HELD OUTSIDE THE
   NAME, ADDRESS, AND AGE        FOF TRUST       TIME SERVED***      DURING THE PAST 5 YEARS     FOF TRUST       FUND COMPLEX
   ----------------------      --------------   ----------------   ---------------------------  ------------   -----------------
   Michael Ahles, Age 39       Trustee             Since 6/04      Senior Vice President,            30              None
   5701 Golden Hills Drive                                         Senior Financial Officer,
   Minneapolis, MN 55416                                           Allianz Life Insurance
                                                                   Company of North America
                                                                   from August 2005 to
                                                                   present. Senior Vice
                                                                   President and Chief
                                                                   Financial Officer,
                                                                   USAllianz Investor
                                                                   Services, LLC and Vice
                                                                   President, Allianz Life
                                                                   from July 1999 to August
                                                                   2005
   Jeffrey Kletti, Age 39      Chairman of         Since 6/04      Senior Vice President             30              None
   5701 Golden Hills Drive     the Board and                       Advisory Management,
   Minneapolis, MN 55416       President                           USAllianz Advisers 2000 to
                                                                   present; formerly, 2nd Vice
                                                                   President of Mutual Fund
                                                                   Marketing, Fortis Financial
                                                                   Group

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
                                 VIP AND VIP
   NAME, ADDRESS, AND AGE         FOF TRUST             PRINCIPAL OCCUPATION (S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Michael Radmer, Age 60      Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Patrick Keniston, Age 42    Assistant          Counsel, Legal Services of BISYS Fund Services from March
   BISYS Fund Services, Inc.   Secretary          2005 to present; Attorney, Citigroup GTS Fund Services from
   3435 Stelzer Road                              October 2001 to March 2005.
   Columbus, OH 43219
   Troy Sheets, Age 34         Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1998-2002.
   Columbus, OH 43219
   Rodney L. Ruehle, Age 37    Chief Compliance   Vice President of CCO Services Group of BISYS Fund Services
   BISYS Fund Services, Inc.   Officer            from July 2004 to present; Director, Compliance Services of
   3435 Stelzer Road                              BISYS Fund Services from August 1995 to July 2004.
   Columbus, OH 43219

    * Member of the Audit Committee.

   ** Is an "interested person", as defined by the 1940 Act, due to their employment by USAllianz.

  *** Indefinite.

  The Trust's Statement of Additional Information includes additional information about the trustees and officers and is available by calling toll free (877) 833-7113.

OTHER INFORMATION (UNAUDITED)

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Fund of Fund's Trust's website at http://www.AllianzLife.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES. THESE FUNDS ARE NOT FDIC INSURED.             ANNRPT1205 2/06

                                 USAZ(R) FUSION
                                  MODERATE FUND
                                  ANNUAL REPORT
                                DECEMBER 31, 2005

                                                                 USALLIANZ FUNDS

                                TABLE OF CONTENTS

                       Management Discussion and Analysis
                                     Page 1

                   Expense Examples and Portfolio Composition
                                     Page 3

                        Schedule of Portfolio Investments
                                     Page 5

                       Statement of Assets and Liabilities
                                     Page 6

                             Statement of Operations
                                     Page 7

                       Statement of Changes in Net Assets
                                     Page 8

                              Financial Highlights
                                     Page 9

                        Notes to the Financial Statements
                                     Page 10

             Report of Independent Registered Public Accounting Firm
                                     Page 13

                    Approval of Investment Advisory Agreement
                                     Page 14

                     Information about Trustees and Officers
                                     Page 17

                                Other Information
                                     Page 18

This report is submitted for the general information of the shareholder of the Funds. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

USAZ(R) FUSION MODERATE FUND

USAllianz Advisers, LLC serves as the Manager for the USAZ(R) Fusion Moderate Fund.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE FROM ITS INCEPTION ON APRIL 29, 2005 TO THE PERIOD END ON DECEMBER 31, 2005?

For the period from its inception on April 29, 2005 to December 31, 2005 the USAZ(R) Fusion Moderate Fund gained 9.10%, that compared to a 6.57% return for its benchmark, a composite index comprised of a 65% weighting in the S&P 500 Stock Index(1) and a 35% weighting in the Lehman Brothers Aggregate Bond Index(1). The Fund generates broad diversification by investing in 17 VITs, including funds that invest in stocks as well as funds that invest in fixed-income securities. This Fund typically holds between 60% and 70% of its assets in equity funds, and the remaining assets in bond funds.

Stocks posted strong returns during the eight-month period under review, helping the Fund generate solid gains. Bonds produced modest performance, with the Lehman Brothers Aggregate Bond Index up 1.55% during that time. Strong returns from certain equity funds in this Fund's portfolio gave a significant boost to returns, including the USAZ Van Kampen Mid Cap Growth Fund and the USAZ Jennison 20/20 Focus Fund. The PIMCO VIT Global Bond Portfolio detracted from performance.


The Fusion Moderate Fund's asset allocation helped it outperform its composite benchmark during this period. Its stake in funds that invest in international stocks especially lifted returns, as foreign stocks generally outpaced domestic shares. The Fund's holdings in funds that invest in commodities, small caps and mid caps also contributed to relative gains, as those sectors generated stronger returns than those of the stock benchmark.*

The Fund's bond allocation outperformed the fixed-income benchmark, as stakes in funds that invest in emerging-markets bonds and high-yield bonds performed relatively well.*

Individual funds that boosted returns relative to its benchmark included USAZ Jennison 20/20 Focus, USAZ Van Kampen Mid Cap Growth and USAZ Legg Mason Value. USAZ Salomon Brothers Small Cap Growth and USAZ OCCC Renaissance detracted from relative performance.*

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.

* The Fund's portfolio composition is subject to change. There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future. The information contained in this is for informational purposes only and should not be construed as a recommendation to purchase or sell securities in the sector mentioned. The Fund's holdings and weightings are as of December 31, 2005.

(1) The Standard & Poor's 500 Stock Index ("S&P 500 Stock Index") consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. Investors cannot invest directly in an index, although they can invest in the underlying securities.

USAZ(R) FUSION MODERATE FUND REVIEW

FUND OBJECTIVE

The Fund seeks to achieve long-term capital appreciation. The Fund is a professionally managed fund which seeks to achieve its goal through investment in a combination of Permitted Underlying Funds that represent different asset classes in the Fund's asset allocation.

INVESTMENT CONCERNS

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher quality bonds generally offer less risk than longer-term bonds and a lower rate of return.

The Fund is subject to the risk that principal value reacts in opposition to the movement of interest rates and that a rising interest rate environment increases the risk of loss of principal.

GROWTH OF A $10,000 INVESTMENT

                                  [LINE GRAPH]

          USAZ(R) Fusion Moderate Fund  S&P 500 Stock Index   Lehman Brothers Aggregate Bond Index    USAZ Moderate Composite Index
          ----------------------------  -------------------   ------------------------------------    -----------------------------
4/29/2005           10000                     10000                          10000                                 10000
                    10000                     10000                          10000                                 10000
                    10130                     10318                          10108                                 10245
6/05                10220                     10333                          10164                                 10274
                    10500                     10717                          10071                                 10490
                    10570                     10619                          10200                                 10474
9/05                10660                     10706                          10095                                 10492
                    10450                     10527                          10015                                 10349
                    10780                     10925                          10059                                 10619
12/31/2005          10910                     10929                          10155                                 10657

The chart above represents a comparison of a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark, and represents the reinvestment of dividends and capital gains in the Fund.

AGGREGATE TOTAL RETURNS AS OF DECEMBER 31, 2005

                                                                    SINCE
                                                                  INCEPTION
                                                                  (4/29/05)
                                                                  ---------
USAZ(R) Fusion Moderate Fund                                         9.10%
USAZ(R) Moderate Composite Index                                     6.57%+,++
S&P 500 Stock Index                                                  9.29%+,++
Lehman Brothers Aggregate Bond Index                                 1.55%+,++

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN CURRENT MONTH-END PERFORMANCE INFORMATION, PLEASE VISIT WWW.USALLIANZ.COM.

The total return of the Fund does not reflect the effect of any insurance charges, the annual maintenance fee or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Such charges, fees and tax payments would reduce the performance quoted.

+ The Fund's performance is compared to a composite index of 65% of the Standard & Poor's 500 Stock Index and 35% of the Lehman Brothers Aggregate Bond Index. The Standard & Poor's 500 Stock Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The indices do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in its underlying securities.

++ The since inception performance data and hypothetical $10,000 investment for the USAZ(R) Moderate Composite Index, the S&P 500 Stock Index and the Lehman Brothers Aggregate Bond Index is calculated from 4/30/05 which is the closest available date for the Index performance.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION MODERATE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED)

  As a shareholder of the USAZ Fusion Moderate Fund, you incur the following costs: ongoing costs, including management fees; distribution fees; and other Fund expenses.

  This example is intended to help you understand your ongoing costs (in dollars) of investing in the USAZ Fusion Moderate Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example does not include expenses from the underlying investment companies in which the Fund invests.

  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

ACTUAL RETURNS

  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                            BEGINNING        ENDING         EXPENSE PAID        EXPENSE RATIO
                                          ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*       DURING PERIOD
                                             7/1/05         12/31/05      7/1/05 - 12/31/05   7/1/05 - 12/31/05
                                          -------------   -------------   -----------------   -----------------
   USAZ Fusion Moderate Fund............    $1,000.00       $1,067.50           $1.56               0.30%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

  The table below provides information about hypothetical account values and hypothetical expenses based on the USAZ Fusion Moderate Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                                            BEGINNING        ENDING         EXPENSE PAID        EXPENSE RATIO
                                          ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*       DURING PERIOD
                                             7/1/05         12/31/05      7/1/05 - 12/31/05   7/1/05 - 12/31/05
                                          -------------   -------------   -----------------   -----------------
   USAZ Fusion Moderate Fund............    $1,000.00       $1,023.69           $1.53               0.30%

  * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION MODERATE FUND
EXPENSE EXAMPLES AND PORTFOLIO COMPOSITION (UNAUDITED), CONTINUED

  The USAZ Fusion Moderate Fund invested, as a percentage of net assets, in the following investments, as of December 31, 2005.

                                               PERCENT OF
   USAZ FUSION MODERATE FUND                   NET ASSETS*
   -------------------------                   -----------
   PIMCO PVIT Commodity Real Return Fund.....       4.9%
   PIMCO PVIT Emerging Markets Bond Fund.....       5.0
   PIMCO PVIT Global Bond Fund...............       5.6
   PIMCO PVIT High Yield Fund................       2.9
   PIMCO PVIT Real Return Fund...............       3.8
   PIMCO PVIT Total Return Fund..............       9.6
   USAZ AIM International Equity.............       6.3
   USAZ Davis NY Venture Fund................       8.0
   USAZ Franklin Small Cap Value Fund........       4.9
   USAZ Jennison 20/20 Focus Fund............       8.3
   USAZ Legg Mason Value Fund................       9.1
   USAZ Oppenheimer International Growth
     Fund....................................       5.0
   USAZ OCC Renaissance Fund.................       3.1
   USAZ Salomon Brothers Large Cap Growth
     Fund....................................       5.9
   USAZ Salomon Brothers Small Cap Growth
     Fund....................................       2.9
   USAZ Van Kampen Comstock Fund.............       9.9
   USAZ Van Kampen Mid Cap Growth Fund.......       4.1
   Deposit Account...........................       0.2
                                                  -----
                                                   99.5%
                                                  =====

  * Investments are shown as a percentage of net assets, not total investments, and include any investments resulting from cash collateral received in connection with securities lending. As such the total may not equal 100%.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION MODERATE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2005

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
AFFILIATED INVESTMENT COMPANY (99.3%):
 1,229,678   PIMCO PVIT Commodity Real
               Return Fund...............  $ 15,063,557
 1,106,052   PIMCO PVIT Emerging Markets
               Bond Fund.................    15,108,665
 1,431,358   PIMCO PVIT Global Bond
               Fund......................    17,047,474
 1,078,567   PIMCO PVIT High Yield
               Fund......................     8,833,464
   917,243   PIMCO PVIT Real Return
               Fund......................    11,639,812
 2,838,506   PIMCO PVIT Total Return
               Fund......................    29,066,299
 1,300,667   USAZ AIM International
               Equity Fund...............    18,950,722
 2,024,908   USAZ Davis NY Venture
               Fund......................    24,278,650
   900,477   USAZ Franklin Small Cap
               Value Fund................    14,893,887
 2,030,042   USAZ Jennison 20/20 Focus
               Fund......................    25,071,017
 2,245,121   USAZ Legg Mason Value
               Fund......................    27,525,180
 1,157,601   USAZ OCC Renaissance Fund...    15,060,383
   649,545   USAZ Oppenheimer
               International Growth
               Fund......................     9,483,352
 1,562,194   USAZ Salomon Brothers Large
               Cap Growth Fund...........    17,933,987

                                               FAIR
  SHARES                                      VALUE
----------                                 ------------
AFFILIATED INVESTMENT COMPANY, CONTINUED
   788,929   USAZ Salomon Brothers Small
               Cap Growth Fund...........  $  8,859,669
 2,680,975   USAZ Van Kampen Comstock
               Fund......................    29,892,868
   984,760   USAZ Van Kampen Mid Cap
               Growth Fund...............    12,555,696
                                           ------------
  Total Affiliated Investment Company
    (Cost $293,999,905)                     301,264,682
                                           ------------
DEPOSIT ACCOUNT (0.2%):
   524,246   TNT Offshore Deposit
               Account...................       524,246
                                           ------------
  Total Deposit Account
    (Cost $524,246)                             524,246
                                           ------------
  Total Investments
    (Cost $294,524,151)(a)--99.5%           301,788,928
  Other assets in excess of
  liabilities--0.5%                           1,527,133
                                           ------------
  Net Assets--100.0%                       $303,316,061
                                           ============

------------

Percentages indicated are based on net assets of $303,316,061.

(a) Represents cost for financial reporting purposes and federal income tax purposes, and differs from fair value by net unrealized appreciation on securities as follows:

   Unrealized appreciation...................  $ 8,992,901
   Unrealized depreciation...................   (1,728,124)
                                               -----------
   Net unrealized appreciation...............  $ 7,264,777
                                               ===========

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

                                                                  USAZ
                                                                 FUSION
                                                                MODERATE
                                                                  FUND
                                                              ------------
ASSETS
Investments, at cost........................................  $    524,246
Investments in affiliates, at cost..........................  $293,999,905
                                                              ============
Investments, at value.......................................  $    524,246
Investments in affiliates, at value.........................   301,264,682
Dividends receivable........................................       322,766
Receivable for capital shares issued........................     2,291,616
                                                              ------------
  Total Assets..............................................   304,403,310
                                                              ------------
LIABILITIES
Payable for investments purchased...........................       995,706
Payable for capital shares redeemed.........................           430
Manager fees payable........................................        36,239
Administration fees payable.................................         4,214
Other accrued liabilities...................................        50,660
                                                              ------------
  Total Liabilities.........................................     1,087,249
                                                              ------------
NET ASSETS..................................................  $303,316,061
                                                              ============
NET ASSETS CONSIST OF:
  Capital...................................................   291,619,263
  Undistributed net investment income/(loss)................     1,036,132
  Undistributed net realized gains/(losses) on
     investments............................................     3,395,889
  Net unrealized appreciation/(depreciation) on
     investments............................................     7,264,777
                                                              ------------
NET ASSETS..................................................  $303,316,061
                                                              ============
Shares of beneficial interest...............................    27,794,828
Net Asset Value (offering and redemption price per share)...  $      10.91
                                                              ============

See accompanying notes to the financial statements.
 6

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED DECEMBER 31, 2005(a)

                                                               USAZ FUSION
                                                              MODERATE FUND
                                                              -------------
INVESTMENT INCOME:
Interest....................................................   $    19,212
Dividends from affiliates...................................     1,301,764
                                                               -----------
     Total Investment Income................................     1,320,976
                                                               -----------
EXPENSES:
Manager fees................................................       191,492
Administration fees.........................................        33,333
Audit fees..................................................        11,921
Compliance services fees....................................        35,253
Legal fees..................................................        64,682
Shareholder reports.........................................        34,433
Trustees' fees..............................................        17,509
Other expenses..............................................        10,457
                                                               -----------
     Total expenses before reductions.......................       399,080
     Less expenses waived/reimbursed by the Manager.........      (111,843)
                                                               -----------
     Net Expenses...........................................       287,237
                                                               -----------
NET INVESTMENT INCOME/(LOSS)................................     1,033,739
                                                               -----------
REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS:
Net realized gain distributions from underlying funds.......     3,395,889
Change in unrealized appreciation/depreciation on
  investments...............................................     7,264,777
                                                               -----------
NET REALIZED AND UNREALIZED GAINS/(LOSSES) ON INVESTMENTS...    10,660,666
                                                               -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS..............   $11,694,405
                                                               ===========

------------

(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                  USAZ FUSION
                                                                 MODERATE FUND
                                                              --------------------
                                                              FOR THE PERIOD ENDED
                                                                  DECEMBER 31,
                                                                    2005(a)
                                                              --------------------
CHANGE IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)..............................      $  1,033,739
  Net realized gains/(losses) of investments................         3,395,889
  Change in unrealized appreciation/depreciation on
     investments............................................         7,264,777
                                                                  ------------
  Change in net assets resulting from operations............        11,694,405
                                                                  ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...............................       291,938,983
  Cost of shares redeemed...................................          (317,327)
                                                                  ------------
  Change in net assets from capital transactions............       291,621,656
                                                                  ------------
  Change in net assets......................................       303,316,061
NET ASSETS:
  Beginning of period.......................................                --
                                                                  ------------
  End of period.............................................      $303,316,061
                                                                  ============
UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)..................         1,036,132
                                                                  ============
SHARE TRANSACTIONS:
  Shares issued.............................................        27,824,527
  Shares redeemed...........................................           (29,699)
                                                                  ------------
  Change in shares..........................................        27,794,828
                                                                  ============

------------

(a) For the Period April 29, 2005 (commencement of operations) to December 31, 2005.

See accompanying notes to the financial statements.
 8

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION MODERATE FUND
FINANCIAL HIGHLIGHTS

                                                              FOR THE PERIOD ENDED
                                                              DECEMBER 31, 2005(a)
                                                              --------------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $   10.00
                                                                   ---------
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)..............................            0.08#
  Net Realized and Unrealized Gains/(Losses) on
    Investments.............................................            0.83
                                                                   ---------
  Total from Investment Activities..........................            0.91
                                                                   ---------
NET ASSET VALUE, END OF PERIOD..............................       $   10.91
                                                                   =========
TOTAL RETURN*(b)............................................            9.10%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net Assets, End of Period ($000's)..........................       $ 303,316
Net Investment Income/(Loss) Net of
  Waivers/Reimbursements(c).................................            1.09%
Expenses Before Waivers/Reimbursements**(c).................            0.42%
Expenses Net of Waivers/Reimbursements(c)...................            0.30%
Portfolio Turnover Rate(b)..................................            0.00%

------------

*    The returns include reinvested dividends and fund level
     expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.
**   During the period, certain fees were reduced. If such fee
     reductions had not occurred, the ratios would have been as indicated.
#    Average shares method used in calculation.
(a)  For the Period April 29, 2005 (commencement of operations)
     to December 31, 2005.
(b)  Not annualized for periods less than one year.
(c)  Annualized for periods less than one year.

See accompanying notes to the financial statements.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION MODERATE FUND
NOTES TO THE FINANCIAL STATEMENTS
DECEMBER 31, 2005

1. ORGANIZATION

  The USAllianz Variable Insurance Products Fund of Funds Trust (the "Trust") was organized as a Delaware Statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Trust consists of three series, the USAZ Fusion Balanced Fund, the USAZ Fusion Moderate Fund and the USAZ Fusion Growth Fund (collectively, the "Funds"). These Notes to the Financial Statements are for the USAZ Fusion Moderate Fund (the "Fund").

  Each Fund is a "Fund of Funds", which means that each Fund invests in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Fund will adjust its asset allocation to maximize assets consistent with the quantitatively measured risk such investors, on average, may be willing to accept given their investment time horizon.

  The Trust is authorized to issue an unlimited number of shares without par value. Shares of the Funds are offered through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies.

  Under the Funds' organizational documents, its' Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("U.S."). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITY VALUATION

  Portfolio securities listed on a national exchange or exchanges for which market quotations are available are valued at their last quoted sale price on each business day. If there is no such reported sale, the most recently quoted bid price is used for long securities and the ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the official closing price as reported by NASDAQ. Securities that are primarily traded on foreign exchanges may be fair valued pursuant to procedures approved by the Funds' Board of Trustees. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price for long securities and the ask price is used for securities sold short. Other assets and securities for which no quotation is readily available are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Investments in other mutual funds are valued at the respective net asset values as reported by such funds. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at close of the New York Stock Exchange (generally 4 PM Eastern Time).

  SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Securities transactions are recorded no later than one business day after trade date. However, for financial reporting purposes, securities transactions are recorded on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION MODERATE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2005

  DIVIDENDS TO SHAREHOLDERS

  Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its income dividends and all of its net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the U.S. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

  Dividends to shareholders, which exceed net investment income and net realized gains for tax purposes, are reported as distributions of capital.

  EXPENSE ALLOCATION

  Expenses directly attributable to the Fund are charged directly to the Fund, while expenses, which are attributable to more than one fund of the Trust, are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the USAllianz Variable Insurance Products and USAllianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis.

3. RELATED PARTY TRANSACTIONS

  USAllianz Advisers, LLC (the "Manager") provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, based on the daily net assets of the Fund.

  For the period ended December 31, 2005, the annual rate due to the Manager and the annual expense limit were as follows:

                                                                 ANNUAL RATE   EXPENSE LIMIT
                                                                 -----------   -------------
   USAZ Fusion Moderate Fund...................................     0.20%         0.30%

  Any amounts waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next 3 fiscal years the repayment will not cause the Fund's expenses to exceed the stated limit during the respective year. At December 31, 2005, the reimbursements that may potentially be made in subsequent years is as follows:

                                                                  EXPIRES
                                                                 12/31/2008
                                                                 ----------
   USAZ Fusion Moderate Fund...................................   $111,843

  BISYS Fund Services Ohio, Inc. ("BISYS Ohio" or the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., with whom certain officers of the Fund are affiliated, serves as the Trust's administrator, transfer agent, fund accountant and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, computed daily and paid monthly, in the amount of $50,000 annually per Fund, and the Administrator is reimbursed for certain expenses incurred. BISYS Fund Services LP ("BISYS") serves, without compensation, as the distributor of the Fund.

  Under a Compliance Services Agreement between the Funds and BISYS Ohio (the "Agreement"), BISYS Ohio makes an employee available to serve as the Funds' Treasurer, AML Compliance Officer, and Chief Compliance Officer (the "CCO"). Under the Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds' compliance program, including support services to the CCO. For the services provided under the Agreement, the Funds paid BISYS Ohio $75,000 for the period ended December 31, 2005, plus certain out of pocket expenses. In addition, BISYS Ohio received a one-time implementation fee of $40,000. Expenses incurred are reflected on the Statement of Operations as "Compliance services fees". BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
USAZ FUSION MODERATE FUND
NOTES TO THE FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2005

  In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is a partner. During the period ended December 31, 2005, $8,758 was paid from the Fund relating to these fees and expenses.

  Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers and Trustees receive no compensation for serving in their respective roles. For their service to the Trust, each non-interested Trustee is compensated a $1,500 annual Board retainer and a $1,000 and $500 meeting fee for each regular in-person Board meeting and Committee meeting, respectively. In addition, Trustees may receive compensation for special meetings. Also, the Trustees are reimbursed for certain expenses. During the period ended December 31, 2005, actual Trustee compensation was $47,250 in total for the Trust.

4. SECURITY PURCHASES AND SALES

  For the period ended December 31, 2005, purchases and sales of securities (excluding short-term securities) were as follows:

                                                                  PURCHASES     SALES
                                                                 ------------   -----
   USAZ Fusion Moderate Fund...................................  $293,999,905   $  --

5. FEDERAL INCOME TAX INFORMATION

  It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

  As of December 31, 2005, the components of accumulated earnings on a tax basis was as follows:

                                      UNDISTRIBUTED   UNDISTRIBUTED                                   TOTAL
                                        ORDINARY        LONG TERM     ACCUMULATED    UNREALIZED    ACCUMULATED
                                         INCOME       CAPITAL GAINS    EARNINGS     APPRECIATION    EARNINGS
                                      -------------   -------------   -----------   ------------   -----------
   USAZ Fusion Moderate Fund........   $2,241,395      $2,190,626     $4,432,021     $7,264,777    $11,696,798

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of USAllianz Variable Insurance Products Fund of Funds Trust:

We have audited the accompanying statement of assets and liabilities of USAZ Fusion Moderate Fund (the Fund) of the USAllianz Variable Insurance Products Fund of Funds Trust, including the schedule of portfolio investments, as of December 31, 2005, and the related statement of operations, statement of changes in net assets and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2005, the results of its operations, changes in its net assets and financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
February 24, 2006

USALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

  Subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objectives and restrictions, investment advisory services are provided to the Funds by USAllianz Advisors, LLC (the "Manager"). The Manager manages each Fund pursuant to an investment management agreement (the "Management Agreement") with the Trust in respect of each such Fund. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and in other Underlying Securities. For management services, each Fund pays the Manager a fee computed daily at an annual rate equal to .20% of each Fund's average daily net assets. The Manager has contractually agreed to limit the expenses of each Fund by reimbursing each Fund when total Fund operating expenses exceed 0.30% until at least May 1, 2007.

  Morningstar Associates, LLC ("Morningstar") serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Funds pursuant to an agreement between the Manager and Morningstar. Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund's asset allocations among the Permitted Underlying Funds. As provided by the Consultant Agreement the Manager pays Morningstar 0.12% of the average daily net assets of the Funds.

  In reviewing the services provided by the Manager and the terms of the Management Agreement, the Board receives and reviews information related to the Manager's experience and expertise in the variable insurance marketplace. Currently, the Funds are offered only through variable annuities and variable life insurance policies, and not in the retail fund market. In addition, the Board receives information regarding the Manager's expertise with regard to portfolio diversification and asset allocation requirements within variable insurance products issued by Allianz Life Insurance Company of North America and its subsidiary, Allianz Life Insurance Company of New York. Currently, the Funds are offered only through Allianz Life and Allianz of New York variable products.

  As required by the Investment Company Act of 1940 (the "1940 Act"), the Trust's Board has reviewed and approved the Management Agreement with the Manager. The Board's decision to approve this contract reflects the exercise of its business judgment on whether to approve new arrangements and continue the existing arrangements. During its review of the contract, the Board considered many factors, among the most material of which are: the Funds' investment objectives, the Manager's management philosophy, personnel, processes and investment performance; the preferences and expectations of Fund shareholders (and underlying contract owners) and their relative sophistication; the continuing state of competition in the mutual fund industry; and comparable fees in the mutual fund industry.

  The Board also considered the compensation and benefits received by the Manager. This includes fees received for services provided to a Fund by employees of the Manager or of affiliates of the Manager and research services received by the Manager from brokers that execute Fund trades, as well as advisory fees. (It is not anticipated that the Manager will have the opportunity to receive such research services until such time as the Funds receive exemptive relief expanding the types of securities which the Funds may acquire.) The Board considered the fact that: (1) the Manager and the Trust are parties to an Administrative Service Agreement under which the Manager is compensated by the Trust for performing certain administrative and compliance services; (2) USAllianz Investor Services, Inc., an affiliated person of the Manager, is a registered securities broker-dealer and receives (along with its affiliated persons) payments made by the Underlying Funds pursuant to Rule 12b-1; and (3) Dresdner Bank AG, an affiliated person of the Manager, may receive compensation from the Underlying Funds for acting as a securities lending agent.

  The Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to the Manager's compensation: the nature and quality of the services provided by the Manager, including the performance of the Funds; the Manager's cost of providing the services; the extent to which the Manager may realize "economies of scale" as the Funds grow larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager's relationship with the Funds; performance and expenses of comparable Funds; the profitability to the Manager from acting as adviser to the Funds; and the extent which the independent Board members are fully informed about all facts bearing on the Manager's services and fees. The Trust's Board is aware of these factors and took them into account in its review of the Management Agreement for the Funds.

  The Board considered and weighed these circumstances with assistance in its deliberations by the advice of legal counsel to the Independent Trustees. In this regard, the Board requests and receives a significant amount of information about the Funds and the Manager. Some of this information is provided at each regular meeting of the Board; additional information is provided in connection with the particular meeting or meetings at which the Board's formal review of an advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of the Management Agreement is informed by reports covering such matters as: the Manager's
 14
  investment philosophy, personnel and processes; the Funds' expenses (including the advisory fee itself and the overall expense structure of the Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the nature and extent of the advisory and other services provided to the Fund by the Manager and its affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the Funds and/or the Manager are responding to them.

  The Board also received financial information about the Manager, including reports on the compensation and benefits the Manager derives from its relationships with the Funds. These reports cover not only the fees under the Management Agreement, but also fees, if any, received for providing other services to the Funds. The reports also discuss any indirect or "fall out" benefits the Manager or its affiliates may derive from its relationship with the Funds.

  The Management Agreement was most recently approved at an "in-person" meeting of the Board of Trustees on December 15, 2005. Such Agreement was also considered and discussed at an in-person Board of Trustees meeting held October 25, 2005, and was also considered and discussed at a special telephonic Board of Trustees meeting held November 17, 2005. In preparation for such meetings, the Trustees had requested and evaluated extensive materials from the Manager discussed below. Prior to voting, the Trustees reviewed the proposed approval/continuance of the Agreement with management and with experienced counsel who are independent of the Manager and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed approvals/continuances. The independent ("disinterested") Trustees also discussed the proposed approvals/continuances in private sessions with such counsel at which no representatives of the Manager were present. In reaching their determinations relating to the approval and/or continuance of the Agreement, in respect of each Fund, the Trustees considered all factors they believed relevant. The Board based its decision to approve the Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations discussed above and below are necessarily relevant to each Fund, nor does the Board consider any one of them to be determinative.

  An SEC rule requires that shareholder reports include a discussion of certain factors relating to the selection of the investment adviser and the approval of the advisory fee. The "factors" enumerated by the SEC are set forth below in italics, as well as the Board's conclusions regarding such factors:

  (1) The nature, extent and quality of services provided by the Manager. The Trustees noted that the Manager, subject to the control of the Board of Trustees, administers each Fund's business and other affairs. The Trustees noted that the Manager also provides the Trust and each Fund with such administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Trust on behalf of the Funds) and executive and other personnel as are necessary for the operation of the Trust and the Funds. The Manager pays all of the compensation of Trustees and officers of the Trust who are employees of the Manager or its affiliates.

  The Trustees considered the scope and quality of services provided by the Manager and noted that the scope of such services provided had expanded as a result of recent regulatory and other developments. The Trustees noted that, for example, the Manager is responsible for maintaining and monitoring its own compliance program, and this compliance program has recently been refined and enhanced in light of new regulatory requirements. The Trustees considered the capabilities and resources which the Manager has dedicated to performing services on behalf of the Trust and its Funds. The quality of administrative and other services, including the Manager's role in coordinating the activities of the Trust's other service providers, also were considered. The Trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Trust and to each of the Funds under the Management Agreement.

  (2) The investment performance of the Fund and the Manager. In connection with the fall 2005 contract review process, Trustees received extensive information on the performance results of each of the Funds. This includes, for example, performance information on all of the Funds since their inception on April 29, 2005. Such performance information includes information on absolute total return, performance versus the appropriate benchmark(s), the contribution to performance of the Manager's asset allocation and Underlying Fund selection decisions, and the impact on performance of cash and Fund fees.

  At the Board of Trustees meeting held December 15, 2005 the Trustees noted that the Funds had not been in operation for a sufficient time period to establish a meaningful track record, but determined that the investment performance of all of the Funds was at least satisfactory given the limited period of their existence.

  (3) The costs of services to be provided and profits to be realized by the Manager and its affiliates from the relationship with the Funds. The Board noted that the Manager receives an advisory fee of 20 basis points, out of which it pays Morningstar a consulting fee. At a Board of Trustees meeting on December 2, 2004, the Board was provided information which indicted that until total assets of the Funds reach approximately $500 million the Manager's gross revenue (after paying Morningstar and Fund expenses in excess of the 30 basis point expense cap, but before paying its other expenses in connection with managing the Funds), will be negative. The Manager also reported that total Fund assets as of September 30,

  2005 were $451 million, and that after paying Morningstar and Fund expenses in excess of the 30 basis point expense cap, its net revenue from the Trust was negative.

  As part of the fall 2005 contract review process, Trustees were provided with information that the Manager's 20 basis point contractual management fee was, for the Fusion Moderate Fund, the same as the peer group median (seven funds in the peer group), and was 10 basis points higher than the peer group median for the Fusion Balanced Fund (13 funds in the peer group) and the Fusion Growth Fund (nine funds in the peer group). They were also advised that the actual management fee received by the Manager (after fee waivers and reimbursement) was zero for all three Funds, and that the total expense ratios for the Fusion Balanced Fund were two basis points higher than the peer group median, for the Fusion Growth Fund were 12 basis points higher than the peer group median, and for the Fusion Moderate Fund were one basis point lower than the peer group median.

  Based upon such information, the Board concluded that the Funds' advisory fees and expense ratios are not unreasonable, and that the Manager's level of profitability from its relationship to the Funds was not excessive.

  (4) and (5) The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale. The Trustees noted that the advisory fee schedules for the Funds do not contain breakpoints that reduce the fee rate on assets above specified levels. The Trustees recognized that breakpoints may be an appropriate way for the Manager to share its economies of scale, if any, with Funds that have substantial assets. However, they also recognized that there may not be a direct relationship between any economies of scale realized by Funds and those realized by the Manager as assets increase. The Trustees do not believe there is a uniform methodology for establishing breakpoints that give effect to Fund-specific service provided by the Manager. The Trustees noted that in the fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age, size, and other characteristics of a particular fund and its manager's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different managers have different cost structures and service models, it is difficult to draw meaningful conclusions from the breakpoints that may have been adopted by other funds. The Trustees also noted that the advisory agreements for many funds do not have breakpoints at all, or if breakpoints exist, they may be at asset levels significantly greater than those of the individual Funds. The Trustees also noted that the total assets in all of the Funds as of September 30, 2005 were approximately $451 million, which was represented by three Funds, and that no single Fund had assets in excess of $197 million.

  The Board receives quarterly reports on the level of Fund assets. It expects to consider whether or not to approve the Management Agreement at a meeting to be held prior to December 31, 2006, and will at that time consider: (a) the extent to which economies of scale can be realized, and (b) whether the advisory fee should be modified to reflect such economies of scale, if any.

  Having taken these factors into account, the Trustees concluded that the absence of breakpoints in the Funds' advisory fee rate schedules was acceptable under each Fund's circumstances.

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

  Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the Shareholders of the Trust. The Trustees elect the officers of the Trust to supervise its day-to-day operations. The information regarding the Trustees and Officers is set forth below:

NON-INTERESTED TRUSTEES*

                                                                                                 NUMBER OF
                                POSITION(S)                                                      PORTFOLIOS
                                 HELD WITH                                                      OVERSEEN FOR
                                 USALLIANZ          TERM OF                                      USALLIANZ       DIRECTORSHIPS
                                VIP AND VIP     OFFICE/LENGTH OF     PRINCIPAL OCCUPATION(S)    VIP AND VIP    HELD OUTSIDE THE
   NAME, ADDRESS, AND AGE        FOF TRUST       TIME SERVED***      DURING THE PAST 5 YEARS     FOF TRUST       FUND COMPLEX
   ----------------------      --------------   ----------------   ---------------------------  ------------   -----------------
   Harrison Conrad, Age 71     Trustee            Since 06/04      Retired; Board Member of          30              None
   79 Dorchester Rd.                                               Capital Re Corporation from
   Darien, CT 06820                                                1995 to December 1999;
                                                                   Retired from J.P. Morgan
                                                                   after 34 years.
   Roger Gelfenbien, Age 62    Trustee            Since 06/04      Retired; Partner of               30        Webster Financial
   23680 Peppermill Court                                          Accenture from 1983 to                        Phoenix Edge
   Bonita Springs, FL 34134                                        August 1999.                                Funds (32 Funds)
   Dickson W. Lewis, Age 57    Trustee            Since 06/04      Vice President/General            30              None
   2355 Abingdon Way                                               Manager of Jostens, Inc., a
   Long Lake, MN 55356                                             manufacturer of school
                                                                   products, 2001 to Present;
                                                                   Senior Vice President of
                                                                   Fortis Group, a Life
                                                                   Insurance and Securities
                                                                   company, 1997 to 2001;
                                                                   Consultant to Hartford
                                                                   Insurance Co., 2001
   Claire R. Leonardi, Age 50  Trustee            Since 06/04      General Partner of Fairview       30        University of CT
   Kickerville Rd                                                  Capital, L.P., a venture                      Health Center
   Long Lake, NY 12847                                             capital fund-of-funds, 9/94
                                                                   to present
   Arthur C. Reeds III, Age    Trustee            Since 06/04      Retired Senior Investment         30        Connecticut Water
   61                                                              Officer, Hartford                             Service, Inc.
   44 Foxboro Rd,                                                  Foundation for Public
   Essex, CT 06426                                                 Giving from September 2000
                                                                   to January 2003; Chairman,
                                                                   Chief Executive and
                                                                   President of Conning Corp.
                                                                   from September 1999 to
                                                                   March 2000; Investment
                                                                   Consultant from 1997 to
                                                                   September 1999
   Peter W. McClean, Age 62    Trustee            Since 06/04      Retired; President and CEO        30              Cyrus
   18 Covewood Drive                                               of Measurisk, a market risk                 Reinsurrance MoA
   Rowayton, CT 06853                                              information company, 2003                      Hospitality
                                                                   to 2005; Chief Risk                          Energy Capital,
                                                                   Management Officer at Bank                    LLC Advisory
                                                                   of Bermuda, Ltd., 4/96 to                         Board
                                                                   8/01

INTERESTED TRUSTEES**

                                                                                                 NUMBER OF
                                POSITION(S)                                                      PORTFOLIOS
                                 HELD WITH                                                      OVERSEEN FOR
                                 USALLIANZ          TERM OF                                      USALLIANZ       DIRECTORSHIPS
                                VIP AND VIP     OFFICE/LENGTH OF     PRINCIPAL OCCUPATION(S)    VIP AND VIP    HELD OUTSIDE THE
   NAME, ADDRESS, AND AGE        FOF TRUST       TIME SERVED***      DURING THE PAST 5 YEARS     FOF TRUST       FUND COMPLEX
   ----------------------      --------------   ----------------   ---------------------------  ------------   -----------------
   Michael Ahles, Age 39       Trustee            Since 06/04      Senior Vice President,            30              None
   5701 Golden Hills Drive                                         Senior Financial Officer,
   Minneapolis, MN 55416                                           Allianz Life Insurance
                                                                   Company of North America
                                                                   from August 2005 to
                                                                   present. Senior Vice
                                                                   President and Chief
                                                                   Financial Officer,
                                                                   USAllianz Investor
                                                                   Services, LLC and Vice
                                                                   President, Allianz Life
                                                                   from July 1999 to August
                                                                   2005
   Jeffrey Kletti, Age 39      Chairman of        Since 06/04      Senior Vice President             30              None
   5701 Golden Hills Drive     the Board and                       Advisory Management,
   Minneapolis, MN 55416       President                           USAllianz Advisers 2000 to
                                                                   present; formerly, 2nd Vice
                                                                   President of Mutual Fund
                                                                   Marketing, Fortis Financial
                                                                   Group

OFFICERS

                               POSITION(S) HELD
                                WITH USALLIANZ
                                 VIP AND VIP
   NAME, ADDRESS, AND AGE         FOF TRUST             PRINCIPAL OCCUPATION (S) DURING THE PAST 5 YEARS
   ----------------------      ----------------   ------------------------------------------------------------
   Michael Radmer, Age 60      Secretary          Partner, Dorsey & Whitney LLP since 1976.
   Dorsey & Whitney LLP
   Suite 1500
   50 South Sixth Street
   Minneapolis, MN 55402-1498
   Patrick Keniston, Age 42    Assistant          Counsel, Legal Services of BISYS Fund Services from March
   BISYS Fund Services, Inc.   Secretary          2005 to present; Attorney, Citigroup GTS Fund Services from
   3435 Stelzer Road                              October 2001 to March 2005.
   Columbus, OH 43219
   Troy Sheets, Age 34         Treasurer          Vice President of Financial Services of BISYS Fund Services
   BISYS Fund Services, Inc.                      from 2002 to present; Audit Manager with KPMG LLP from
   3435 Stelzer Road                              1998-2002.
   Columbus, OH 43219
   Rodney L. Ruehle, Age 37    Chief Compliance   Vice President of CCO Services Group of BISYS Fund Services
   BISYS Fund Services, Inc.   Officer            from July 2004 to present; Director, Compliance Services of
   3435 Stelzer Road                              BISYS Fund Services from August 1995 to July 2004.
   Columbus, OH 43219

    * Member of the Audit Committee.

   ** Is an "interested person", as defined by the 1940 Act, due to their employment by USAllianz.

  *** Indefinite.

  The Trust's Statement of Additional Information includes additional information about the trustees and officers and is available by calling toll free (877) 833-7113.

OTHER INFORMATION (UNAUDITED)

  A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission's website at www.sec.gov, or by calling 800-624-0197.

  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
  (i) without charge, upon request, by calling 800-624-0197; (ii) on the USAllianz Variable Insurance Products Fund of Funds Trust's website at http://www.AllianzLife.com/document/NPX.pdf; and (iii) on the Securities and Exchange Commissions' website at http://www.sec.gov.

  Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

                                USALLIANZ FUNDS

THE USALLIANZ VIP FUNDS ARE DISTRIBUTED BY BISYS FUND SERVICES. THESE FUNDS ARE NOT FDIC INSURED.        ANNRPT1205 2/06

ITEM 2. CODE OF ETHICS.

      Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

      THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS AN EXHIBIT.

      The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

      If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

      DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

            (2) If the registrant provides the disclosure required by paragraph
            (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

            (3) If the registrant provides the disclosure required by paragraph
            (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT DOES NOT HAVE AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THERE IS NOT AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(3) THE AUDIT COMMITTEE DOES NOT CURRENTLY HAVE ANY MEMBERS OF THE AUDIT COMMITTEE WHO BELIEVE THAT THEY QUALIFY AS AN "AUDIT COMMITTEE FINANCIAL EXPERT." THE AUDIT COMMITTEE IS CONFIDENT, HOWEVER, THAT ITS CURRENT MEMBERSHIP IS FULLY CAPABLE OF CARRYING OUT AND FULFILLING THE RESPONSIBILITIES OF BEING MEMBERS OF THE AUDIT COMMITTEE AND CURRENTLY HAS NO PLANS TO RECRUIT ADDITIONAL MEMBERS WHO WOULD QUALIFY AS "AUDIT COMMITTEE FINANCIAL EXPERTS".

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2004        N/A
2005        $24,000

      (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2004        N/A
2005        $3,500

      Review of annual registration statement filed with the SEC.

      (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2004        N/A
2005        $5,925

      For the preparation and review of the U.S. tax return for regulated investment companies, the return of excise tax on undistributed income of regulated investment companies and review of capital gain distribution calculations.

      (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2004        N/A
2005        $0

      (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      The registrant's audit committee meets with the principal accountant the review and pre-approve all audit and non-audit services to be provided by the auditor.

          (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2004        N/A
2005        0%

      (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      Not Applicable.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2004        N/A
2005        $9,425

      (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

      (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

      (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

      (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

      (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

      (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

      (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

      (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    USAllianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)*   /s/ Troy A. Sheets        Troy A. Sheets, Treasurer
                          -----------------------------------------------------

Date 3/10/06

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Troy A. Sheets        Troy A. Sheets, Treasurer
                          -----------------------------------------------------

Date    3/10/06

By (Signature and Title)*   /s/ Jeffrey Kletti        Jeffrey Kletti, President
                          -----------------------------------------------------

Date 3/10/06

* Print the name and title of each signing officer under his or her signature.